UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23509

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Hamilton Lane Private Assets Fund

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(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Address of principal executive offices) (Zip code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 617-5724

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

1.(a) The Report to Shareholders is attached herewith.

Hamilton Lane Private Assets Fund

Consolidated Financial Statements

For the Six Months Ended
September 30, 2025
(Unaudited)

Hamilton Lane Private Assets Fund
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
Investments — 106.4%†	Footnotes	Interest rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments — 44.%^
Direct Credit — 1.9%
North America — 1.5%
Consumer Discretionary — 0.1%
Lash OpCo, LLC. (Principal amount $3,624,841)	1,2,4	SOFR + 2.65% + 5.10% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	$3,621,641	$3,505,018#
Diversified Financials — 0.2%
AMLRS Holdings, Inc. (Principal amount $4,972,419)	1,4	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,957,296	4,830,212#
Cerity Partners Equity Holding, LLC. (Principal amount $5,025,002)	1,2	Cash 5.25% + SOFR[3]	7/28/2029	First Lien, Senior Secured	3/3/2023	4,979,242	4,980,889#
Total Diversified Financials						9,936,538	9,811,101
Food Products — 0.1%
Woof Holdings, Inc. (Principal amount $4,421,250)	1,5	SOFR + 5.00% + 2.00% PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	4,876,155	3,570,497#
Health Care — 0.2%
Teal Acquisition Co., Inc. (Principal amount $154,991)	1	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	155,247	145,924#
TNAA Holdco, LLC. (Principal amount $6,177,043)	1,2	Cash 8.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	6,062,400	6,104,772#
United Digestive MSO Parent, LLC. (Principal amount $6,740,108)	1,2,4	Cash 8.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,330,108	5,318,915#
Total Health Care						11,547,755	11,569,611
Industrials — 0.2%
Apex Service Partners LLC. (Principal amount $8,737,421)	1,4,5	SOFR + 5.00% + 2.00% PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	8,648,966	8,669,268#
Information Technology — 0.1%
Everberg CIS Holdings, LLC. (Principal amount $577,553)	1,2,4	SOFR + 8.34% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	406,754	390,881#
Everberg SC Holdings III, LLC. (Principal amount $694,366)	1,2,4	SOFR + 8.90% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	423,665	512,404#
Everberg SC Holdings IV, LLC. (Principal amount $222,264)	1,2	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	281,556	374,794#

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Interest rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Credit (Continued)
North America (Continued)
Information Technology (Continued)
Madison Logic Holdings, Inc. (Principal amount $3,742,335)	1,2,4	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	$3,700,240	$3,560,831#
Redstone Holdco 2, L.P. (Principal amount $3,000,000)	1,2	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	2,965,337	834,987#
Total Information Technology						7,777,552	5,673,897
Professional Services — 0.2%
ManTech International Corporation (Principal amount $8,230,214)	1,5	Cash 5.00% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,230,214	8,312,516#
Software and Services — 0.1%
Career Step, LLC. (2,673,454 shares)	1	3M SOFR + 10.90% (1% Floor)[3]	N/A	Preferred Equity	11/17/2020	2,455,179	3,084,979#
Packers Software Intermediate Holdings, Inc. (Principal amount $1,267,953)	1,4	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,269,979	1,209,894#
Total Software and services						3,725,158	4,294,873
Veterinary Services — 0.3%
PetVet Care Centers, LLC. (3000 Series A Preferred shares, Principal amount $12,620,704)	1,4,5	SOFR + 6.00%[3]	11/15/2030	Term Loan, Preferred Stock	11/15/2023	15,339,049	15,769,615#
Total North America						73,703,028	71,176,396
Western Europe — 0.4%
Financials — 0.0%
AIOF II Galway Co-Invest, L.P.	*1,4,5	N/A	N/A	Limited Partnership Interest	9/29/2023	—	44,122
Industrials — 0.3%
European Credit 2022 One Sarl – ICG SDP 5-A (EUR) (Principal amount $12,100,000)	1,5,6	SONIA + 5.00%[3]	11/7/2030	Initial Term Loan	6/24/2024	15,107,359	16,372,076#
Software Solutions — 0.1%
Finastra USA, Inc. (Principal amount $2,500,000)	1,5	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	2,467,085	2,500,000#
Total Western Europe						17,574,444	18,916,198
Total Direct Credit						91,277,472	90,092,594

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity — 42.1%
Asia — 1.4%
Health Care — 0.3%
Indigo, L.P.	*1,2,7	Limited Partnership Interest	6/18/2021	$4,400,000	$15,545,960
Information Technology — 1.1%
Multiples PE GIFT Fund SPV 2 Class A1	*1,5,7	Limited Partnership Interest	3/3/2025	50,000,000	52,283,898
Total Asia				54,400,000	67,829,858
North America — 30.5%
Construction — 0.6%
GridSource Holdings, LLC. (58,015,362 Preferred Units and 21,345,000 Series A Units)	*1,7,8	Preferred Units	6/8/2023	12,839,203	27,849,575#
Consumer Discretionary — 0.8%
CL DAL Opportunities Feeder, L.P.	*1,7	Limited Partnership Interest	9/9/2020	3	1,166,345
LUV Car Wash Holdings LLC.	*1,2,7	Limited Partnership Interest	3/2/2022	13,972,472	17,271,931#
MiddleGround Checker Co-Invest Partners L.P.	*1,2,4,7	Limited Partnership Interest	1/31/2022	9,687,795	10,265,073
RC V RW Investor-B, LLC	*1,7	Limited Partnership Interest	10/23/2020	6,735,406	9,046,492
Total Consumer Discretionary				30,395,676	37,749,841
Consumer Services — 1.4%
Bloom Aggregator, L.P. (13,100 shares)	*1,5,7	Common Stock	6/11/2024	13,100,000	15,825,960#
MidOcean Partners SC-G, L.P.	*1,5,7	Class A Limited Partner	5/2/2024	39,256,337	52,434,755
Total Consumer Services				52,356,337	68,260,715
Distribution Services — 0.3%
V-Co-Invest II, L.P.	*1,7,8	Limited Partnership Interest	6/30/2023	17,698,362	14,802,926
Diversified Consumer Servies — 1.2%
KKR Game Changer Co-Invest Feeder II, L.P.	*1,5,7	Limited Partnership Interest	5/30/2024	50,000,000	55,013,356
Diversified Financials — 0.7%
AMLRS Equity Investors, L.P.	*1,7	Limited Partnership Interest	9/21/2020	1,413,356	1,542,951
LEP PCS Co-Invest, L.P.	*1,5,7	Limited Partnership Interest	11/20/2023	30,112,854	31,537,144
Total Diversified Financials				31,526,210	33,080,095
Financials — 1.1%
TSOII Project Sun Investment Aggregator, L.P.	*1,5,7	Limited Partnership Interest	12/29/2023	20,038,668	24,374,443
RCP Sun Co-Invest B, L.P.	*1,4,5,7	Limited Partnership Interest	8/16/2024	21,945,824	26,722,126
Total Financials				41,984,492	51,096,569

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Health Care — 8.0%
CCBlue Limited Partnership	*1,2,6,7	Limited Partnership Interest	5/24/2022	$7,924,074	$484,684
Cyan Investors, L.P.	*1,4,5,7	Limited Partnership Interest	6/13/2024	—	—
Holliday Co-Investment Blocker, LLC.	*1,2,4,7	Limited Partnership Interest	2/7/2023	6,946,661	4,787,928
FFL V Badge 21 Co-Investment Parallel Fund, L.P.	*1,5,7	Limited Partnership Interest	7/8/2024	57,736,624	56,339,289
MidOcean Partners SC-E, L.P. (55,000 Class E Units)	*1,4,5,7	Preferred Equity	5/22/2025	54,065,625	60,348,068
NEA BH SPV II, L.P.	*1,7	Limited Partnership Interest	9/2/2020	5,020,768	65,283
RCP Nats Co-Investment Fund, L.P.	*1,5,7	Limited Partnership Interest	3/18/2025	80,221,193	100,128,097
Sylvester 2023, L.P.	*1,5,7	Limited Partnership Interest	12/18/2023	10,034,384	13,089,906
Taurus Holdco, L.P. (650,000 Class A units)	*1,5,7	Common Stock	11/19/2024	65,000,000	78,087,341
Teal Parent Holdings, L.P.	*1,7	Limited Partnership Interest	9/21/2020	32,520	13,881#
TVG-Hero Holdings II, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	1,939,297	4,562,869
Vistria Soliant Holdings, L.P. (58,970 shares)	*1,4,5,7	Limited Partnership Interest	7/17/2024	58,970,000	61,795,444
Total Health Care				347,891,146	379,702,790
Health Care/Pharmaceuticals — 1.4%
Cosette Pharmaceuticals Holdings, Inc.	*1,4,5,7	Common Equity	7/9/2024	59,655,000	65,187,101#
Industrial Services — 5.0%
Bad Boy Mowers JV Investments, L.P. (300,000 Class A-1 Units)	*1,5,7	Limited Partnership Interest	11/10/2023	30,000,000	36,474,770#
Einstein 2021, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	9,971,816	19,277,045
KAWP Holdings, L.P.	*1,7	Limited Partnership Interest	12/18/2020	9,541,569	24,080,567#
KLC Fund 0225-CI, L.P.	*1,4,5,7	Limited Partnership Interest	3/3/2025	20,833,333	21,823,443
LH Select Equity Investors, L.P. (75,000 shares)	*1,4,5,7	Preferred Equity	9/3/2025	72,456,800	72,456,800
Novacap TMT VI Co-Investment, L.P.	*1,4,5,7	Common Equity	5/29/2025	50,740,334	52,831,657
Oscar Holdings, L.P.	*1,2,4,7	Limited Partnership Interest	4/27/2022	7,000,000	7,214,756#
Total Industrial Services				200,543,852	234,159,038
Industrials — Aerospace — 0.8%
Sands Capital Global Innovation Fund II-AN, L.P.	*1,5,7	Common Equity	8/2/2024	20,000,000	39,149,547#
Industrials — Electrical Equipment — 0.6%
KRESA Co-Invest, L.P. (30,500 shares)	*1,5,7	Common Equity	4/28/2025	30,500,000	30,500,000#

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Information Technology — 3.5%
Beantown IVP Co-Invest II, L.P.	*1,2,7	Preferred Equity	3/8/2023	$5,000,000	$7,131,501
Cinven Arrow, L.P.	*1,5,6,7	Limited Partnership Interest	6/21/2023	15,883,866	22,724,809
Fetch Rewards, Inc. (1,066,460 Series E Preferred shares)	*1,2,7	Preferred Equity	3/23/2022	4,999,970	5,677,045#
Follett Acquisition, L.P.	*1,2,7	Limited Partnership Interest	1/12/2022	9,978,104	6,599,194#
Ignite Resonate Co-Investors, LLC.	*1,2,7	Limited Partnership Interest	7/27/2022	9,005,780	9,942,361#
IPPE Co-Investment DE, LP	*1,5,7	Preferred Equity	8/15/2025	17,489,000	17,489,000
Lightspeed SPV-A2, LLC	*1,5,8	Preferred Equity	8/15/2025	7,147,825	7,147,825
Sands Capital Global Innovation Fund II-DB, L.P.	*1,5,7	Limited Partnership Interest	12/16/2024	20,000,000	32,388,465#
Sands Capital Global Innovation Fund III-2 Aggregator, L.P.	*1,5,7	Common Equity	5/28/2025	49,035,000	49,035,000#
T-VIII Skopima Co-Invest, L.P.	*1,2,4,7	Limited Partnership Interest	5/7/2021	526,015	1,197,724
Thrive Capital Partners VIII Growth-B, LLC.	*1,2,7	Limited Partnership Interest	3/17/2023	5,006,042	9,238,693
Total Information Technology				144,071,602	168,571,617
Insurance — 0.8%
T-IX Butterfly Co-Invest, L.P.	*1,4,5,7	Limited Partnership Interest	5/2/2024	23,784,299	36,382,047
Semiconductors and Equipment — 0.2%
THL Fund Investors (Altar), L.P.	*1,2,4,7	Limited Partnership Interest	1/27/2022	8,528,909	11,987,289#
Software and Services — 2.1%
EQT X Co-Investment (A) SCSp	*1,5,7	Limited Partner Interest	6/10/2024	42,585,000	56,168,004
Project Brewer (843.579 Series A shares, 11.00%)	*1,7	Preferred Equity	11/12/2020	1,104,818	988,623#
Project Rock Co-Invest Fund, L.P.	*1,5,7	Limited Partnership Interest	11/9/2023	25,457,834	41,125,325
Total Software and Services				69,147,652	98,281,952
Technology — 0.8%
Northleaf Thor Co-Investment (Blocked) II, L.P.	*1,5,7	Class A Limited Partner	5/28/2024	26,191,861	35,476,736
Transportation — 0.5%
EDR Co-Invest Aggregator, L.P.	1,4,5,7	Limited Partnership Interest	2/12/2024	16,000,000	23,337,713
Utilities — 0.7%
Terramont Montauk Co-Invest L.P.	*1,4,5,7	Limited Partnership Interest	7/25/2024	16,434,702	26,916,761
Total North America				1,199,549,303	1,437,505,668

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
Western Europe — 10.2%
Construction — 0.6%
GTCR (C) Investors, L.P.	*1,4,5,7	Limited Partnership Interest	9/13/2023	$14,964,806	$30,584,048
Consumer Staples — 0.9%
ORCP IV Pop Co-Investors, L.P.	*1,5,7	Limited Partnership Interest	11/8/2024	42,972,906	44,858,372
Diversified Financials — 0.3%
Enak Aggregator, L.P.	*1,2,6,7	Limited Partnership Interest	1/18/2022	9,652,846	14,921,196
Financials — 4.6%
Estancia Ruby Intermediate Aggregator, L.P.	*1,5,6,7	Limited Partnership Interest	6/3/2024	27,091,276	29,597,495
MDCP Co-Investors, L.P.	*1,5,6,7	Limited Partnership Interest	6/30/2025	89,667,162	99,273,271
PSC Tiger, L.P.	*1,4,5,6,7	Limited Partnership Interest	9/4/2024	78,556,366	89,385,105
Total Financials				195,314,804	218,255,871
Health Care — 0.2%
Panacea Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	7,725,535	10,415,887
Industrials — 0.4%
FSN Capital Unique Co-Investment, L.P.	*1,2,6,7	Limited Partnership Interest	3/9/2022	11,545,729	14,183,701
Information Technology — 1.7%
Hera Co-Investment, L.P.	*1,5,7	Limited Partnership Interest	1/16/2025	61,134,698	62,599,961
Sakura Co-Investment Holdings, L.P.	*1,2,4,6,7	Limited Partnership Interest	5/24/2023	8,808,358	14,117,380
Total Information Technology				69,943,056	76,717,341
Insurance — 0.3%
Chance Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	5,851,989	13,408,252
Software and Services — 0.1%
Bowmark Investment Partnership – J, L.P.	*1,6,7	Limited Partnership Interest	10/15/2020	2,583,473	5,790,704
TPG Vardos CI, L.P.	*1,4,7	Limited Partnership Interest	9/9/2020	48,354	34,047
Total Software and Services				2,631,827	5,824,751
Technology — 1.1%
Cloud Co-Investment, L.P.	*1,4,5,6,7	Limited Partnership Interest	12/22/2023	13,378,817	11,524,131
Smash Capital Trend Holdco SPV, L.P.	*1,5,7	Class A Interest	4/24/2024	21,437,600	42,019,715
Total Technology				34,816,417	53,543,846
Total Western Europe				395,419,915	482,713,265
Total Direct Equity (Cost $1,649,369,218)				1,649,369,218	1,988,048,791

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments — 47.0%^
Secondary Direct Equity — 1.2%
North America — 1.2%
Distribution Services — 0.6%
MiddleGround Carbon CV, L.P.	*1,4,5,7	Limited Partnership Interest	11/15/2023	$25,648,242	$30,949,468
Growth Equity — 0.1%
Madison Bay – HL, L.P.	*1,2,7	Limited Partnership Interest	9/4/2020	2,810,401	5,068,728
Information Technology — 0.1%
Huntress Labs, Inc. (332,333 shares)	*1,5,7	Common Stock	6/7/2025	3,987,996	3,987,996#
Professional Services — 0.5%
Hockey Parent Holdings, L.P. (175,000.65 units)	*1,5,7	Class A Units	9/14/2023	17,500,065	23,572,588#
Total North America				49,946,704	63,578,780
Total Secondary Direct Equity				49,946,704	63,578,780
Secondary Funds — 45.8%
Africa — 0.0%
Diversified Financials — 0.0%
Helios Investors II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	357,366	300,020
Asia — 0.3%
Consumer Discretionary — 0.0%
L Catterton Asia 3 Continuation Fund Sing, L.P.	*1,2,4,7	Limited Partnership Interest	6/23/2022	3,391,066	1,427,724
Diversified Financials — 0.0%
AIF Capital Asia IV Continuation, L.P.	*1,5,7	Limited Partnership Interest	11/4/2024	840,765	932,773
CDH Venture Partners II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	25,912	19,837
CDH Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	—	300,156
Navis Asia Fund V, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	254,888	540,350
Quadrant Private Equity No. 3, L.P.	*1,5,6,7	Limited Partnership Interest	11/30/2023	63,995	323,745
TRG Growth Partnership II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	—	13,306
Total Diversified Financials				1,185,560	2,130,167
Financials — 0.1%
Capital Today China Growth Fund II, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	671,973	767,026
Dahlia (Mauritius) Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	—	713,443
Indium IV (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,353	2,025
Primavera Capital (Cayman) Fund I, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	37,465	567,953
TPG Asia V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	—	181,631
Total Financials				712,791	2,232,078
Health Care — 0.2%
LC Healthcare Continued Fund I, L.P.	*1,2,4,7	Limited Partnership Interest	5/12/2021	6,875,593	7,976,206
See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Asia (Continued)
Industrial Manufacturing — 0.0%
Asia Opportunity Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	$—	$209,991
Materials — 0.0%
Indium III (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	230	2,029
Real Estate — 0.0%
BPEA Private Equity Fund V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	—	279,386
Technology — 0.0%
IDG-Accel China Capital, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	637,302	788,174
Total Asia				12,802,542	15,045,755
Caribbean — 0.0%
Diversified Financials — 0.0%
Wind Point Partners IX-B, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	91,151	113,825
Middle East — 1.0%
Software and Services — 0.2%
Awz Pentera III, LLC (15 shares)	*1,2,7	Common Stock	12/21/2022	3,030,000	8,396,905
Venture Capital — 0.1%
Pitango Continuation Fund 2021, L.P.	*1,2,4,7	Limited Partnership Interest	11/9/2021	7,218,296	8,262,748
Video Games — 0.7%
VGames, L.P.	*1,4,5,7	Limited Partnership Interest	3/25/2025	22,725,561	32,804,577
Total Middle East				32,973,857	49,464,230
North America — 37.8%
Communication Services — 1.3%
Delta-v VN, L.P.	*1,4,5,7	Limited Partnership Interest	7/19/2024	41,380,769	59,126,909
Corporate Finance/Buyout — 2.2%
ACON Strategic Partners II-B, L.P.	*1,2,4,7	Limited Partnership Interest	8/2/2022	6,463,631	19,940,175
Audax Private Equity Fund IV CF, L.P.	*1,4,7	Limited Partnership Interest	12/23/2020	4,286,053	5,695,160
CLP Select Opportunities, L.P.	*1,4,7	Limited Partnership Interest	12/10/2020	11,791,459	16,600,500
JZHL Secondary Fund, L.P.	*1,4,7,9	Limited Partnership Interest	12/4/2020	2,615,621	2,377,356
Kelso Investment Associates IX, L.P.	*1,4,7,10	Limited Partnership Interest	9/30/2022	18,250,856	19,748,876
KPS Special Situations Fund IV, L.P.	*1,4,7	Limited Partnership Interest	9/30/2020	1,424,988	1,344,530
Roark Capital Partners CF L.P.	*1,2,4,7	Limited Partnership Interest	8/26/2022	5,616,146	9,278,047
TorQuest Partners Fund US IV L.P.	*1,2,4,6,7	Limited Partnership Interest	9/30/2022	16,809,590	4,240,243

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Corporate Finance/Buyout (Continued)
Trilantic Capital Partners VI Parallel II (North America), L.P.	*1,2,4,7	Limited Partnership Interest	12/31/2021	$6,321,443	$7,272,952
Webster Equity Partners Pinnacle, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	10,000,000	17,874,607
Wind Point Partners VIII-B, L.P.	*1,4,7	Limited Partnership Interest	3/31/2021	903,293	729,845
Total Corporate Finance/Buyout				84,483,080	105,102,291
Distribution Services — 0.5%
WCM Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	12/24/2023	13,513,883	22,331,437
Diversified Financials — 15.5%
Advent International GPE IX-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	8,173,303	10,075,260
Advent International GPE VIII-C, L.P.	*1,2,7	Limited Partnership Interest	6/30/2023	18,532,964	15,433,552
Advent International GPE VIII-H, L.P.	*1,5,7	Limited Partnership Interest	3/29/2024	2,069,811	1,988,014
Advent International GPE IX-G, L.P.	*1,4,7,11	Limited Partnership Interest	6/26/2025	13,361,801	15,011,199
Advent International GPE X-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	1,939,282	2,662,195
AEA Mezzanine Fund III, L.P.	*1,4,7,10	Limited Partnership Interest	7/3/2023	—	85,631
AEA Mezzanine Fund IV, L.P.	*1,4,7,10	Limited Partnership Interest	7/3/2023	3,984,691	4,509,541
Apollo Overseas Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,439,683	4,487,452
Arrowhead Capital Fund III, L.P.	*1,4,7,10	Limited Partnership Interest	6/30/2023	1,716,320	2,292,508
Bain Capital Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,785,534	4,574,850
Bain Capital Fund (Lux) XIII SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,009,246	4,330,363
Banner Capital Fund I-A, L.P.	*1,4,7,10	Limited Partnership Interest	6/5/2025	7,144,756	12,185,199
Blackrock Sapphire POF, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	33,032,250	55,924,032
Blackstone Tactical Opportunites Fund II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,324,275	3,622,847
Blackstone Tactical Opportunites Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	14,715,919	17,250,782
Centerbridge Capital Partners III-A, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	1,337,851	1,249,026
Clayton Dubilier & Rice Fund X, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,172,220	1,766,511
Clayton Dubilier & Rice Fund XI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,073,073	4,070,334
Clayton Dubilier & Rice Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	9/30/2025	12,232,147	13,033,719
Court Square Capital Partners III, L.P.	*1,4,5,7	Limited Partnership Interest	2/7/2024	24,798,591	20,356,809

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Diversified Financials (Continued)
Court Square Capital Partners V, L.P.	*1,4,7	Limited Partnership Interest	2/29/2024	$—	$—
Crestview Partners III CV-A GP, L.P.	*1,4,5,7	Limited Partnership Interest	3/31/2025	28,229,939	40,816,180
Gasherbrum Fund I, L.P.	*1,5,7	Limited Partnership Interest	11/27/2023	18,881,363	27,598,737
Genstar Capital Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,069,924	2,354,930
Genstar Capital Partners X, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,279,500	2,584,389
GI Partners Fund VI, L.P.	*1,4,7,10	Limited Partnership Interest	3/28/2024	34,061,753	45,122,841
GoldPoint Mezzanine Partners IV, L.P.	*1,4,7,10	Limited Partnership Interest	6/30/2023	2,149,188	3,007,220
Green Equity Investors Side VIII, L.P.	*2,4,7,11	Limited Partnership Interest	6/26/2025	8,251,292	10,106,176
Hellman & Friedman Capital Partners IX, L.P.	*2,4,5,7	Limited Partnership Interest	9/30/2025	24,216,135	26,302,952
HGGC Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	8,887,315	4,659,264
HGGC Fund III SQ AIV, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	3,777,456	3,974,643
HGGC Fund IV-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	6,214,778	7,023,184
KKR Americas Fund XII, L.P.	*1,4,7,11	Limited Partnership Interest	6/25/2025	8,075,802	9,353,431
ICG North American Private Debt Fund II, L.P.	*1,4,7,10	Limited Partnership Interest	7/13/2023	1,237,423	1,727,646
Levine Leichtman Capital Partners VII-A, L.P.	*1,4,5,7	Limited Partnership Interest	11/1/2024	1,064,933	1,054,761
LLCP LMM Acquisition Fund, L.P.	*1,4,5,7	Limited Partnership Interest	11/20/2024	36,956,771	44,764,431
MDCP Insurance SPV, L.P.	*1,2,4,7	Limited Partnership Interest	6/28/2023	10,002,924	18,087,841
New Mountain Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	1,504,616	1,376,181
New Mountain Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,398,512	4,003,556
Oaktree Power Opportunities Fund III (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	—	25,430
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	2,109	19,239
Paddington Partners 3, L.P.	*1,4,5,7	Limited Partnership Interest	12/21/2023	47,008,768	65,446,338
Platinum Equity Capital Partners IV, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,866,953	3,949,720
Platinum Equity Capital Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,980,525	4,824,052
Platinum Equity Capital Partners V, L.P. – Second Commitment	*1,4,7,11	Limited Partnership Interest	6/30/2025	9,319,002	8,692,334
Providence Equity Partners VIII-A, L.P.	*1,4,7,11	Limited Partnership Interest	6/30/2025	5,127,507	5,887,858
Silver Lake Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	5,064,522	7,238,561
Silver Lake Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	6,094,379	8,640,320
TA XII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	3,278,364	3,330,344
TA XII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	2,279,707	2,697,578
TA XIII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,782,551	3,425,090

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Diversified Financials (Continued)
TA XIII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	$1,174,518	$1,541,290
TA XIV-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	1,418,149	1,792,310
The Resolute Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	12/28/2023	38,760,348	36,474,613
The Resolute II Continuation Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/20/2021	5,275,079	8,566,431
Thoma Bravo Discover Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,284,875	2,963,590
Thoma Bravo Fund XII-A, L.P.	*1,4,7,11	Limited Partnership Interest	6/24/2025	2,057,158	2,303,406
Thoma Bravo Fund XIII-A, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	2,772,236	3,124,382
Thoma Bravo Fund XIV-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,156,819	4,309,118
Vic SPV, LLC.	*1,4,5,8,12	Limited Partnership Interest	9/30/2025	—	—
Warburg Pincus Global Growth, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,867,015	3,872,248
Warburg Pincus Global Growth, L.P. – Second Commitment	*1,4,5,7	Limited Partnership Interest	6/27/2024	30,235,238	52,199,716
Warburg Pincus Jovian GG, L.P.	*1,4,5,7	Limited Partnership Interest	12/17/2024	313,271	372,039
Warburg Pincus Jovian GG, L.P. – Second Commitment	*2,4,5,8	Limited Partnership Interest	12/17/2024	4,229,234	5,023,341
Warburg Pincus Private Equity XII-B, L.P.	*1,5,7	Limited Partnership Interest	3/28/2024	2,307,183	2,196,270
Wind Point Partners IX-A, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	20,733,544	25,413,847
Wind Point Partners VIII-A, L.P.	*1,4,7,10	Limited Partnership Interest	12/29/2023	7,828,542	8,067,345
Wind Point Partners X-B, L.P.	*1,4,5,7	Limited Partnership Interest	1/23/2024	7,855,447	9,967,214
Total Diversified Financials				591,176,384	731,192,211
Financials — 1.2%
APH Extended Value Fund H, L.P.	*1,4,5,7	Limited Partnership Interest	12/27/2024	25,873,137	31,906,393
Motive InvestCloud Co-Investment II, L.P.	*1,2,4,7	Limited Partnership Interest	5/22/2024	284,808	733,247
SCP Harbor, L.P.	*1,4,5,7	Preferred Equity	10/13/2023	12,963,732	25,931,338
Total Financials				39,121,677	58,570,978
Growth Equity — 0.7%
10K Lakes Fund II, L.P.	*1,2,4,7	Limited Partnership Interest	10/27/2021	1,803,378	757,591
Everstone Capital Partners III, L.P.	*1,4,7	Limited Partnership Interest	10/15/2020	3,391,357	4,847,972
L Catterton Growth IV L.P.	*1,2,4,7	Limited Partnership Interest	3/31/2021	7,129,249	6,391,597
Motive IC SAS-A, L.P.	*1,2,7	Limited Partnership Interest	6/28/2021	2,871,558	3,335,670
NewView Capital Special Opportunities Fund I, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	10,494,845	18,495,132
Total Growth Equity				25,690,387	33,827,962

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Healthcare & Business Services — 1.5%
Eversecure PTE. LTD. (5,000,000 Series A Preference shares)	*1,2,7	Limited Partnership Interest	5/4/2022	$—	$—
NewView Capital Special Opportunities Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	12/13/2023	51,236,191	64,498,817
TDP Western Veterinary Co-Invest Fund A, L.P.	*1,2,7	Preferred Equity	3/15/2023	3,375,000	6,937,141
Total Healthcare & Business Services				54,611,191	71,435,958
Industrials — 3.7%
JFL-PURIS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	6/27/2024	31,128,423	32,275,776
KIA X Knight SPV (DE), L.P.	*1,4,5,7	Limited Partnership Interest	6/10/2024	47,102,583	64,731,409
The Resolute III Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	65,758,097	73,173,870
TRF IV CFS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	4,122,746	4,775,030
Total Industrials				148,111,849	174,956,085
Information Technology — 8.7%
Banner Capital Fund I, L.P.	*1,4,7,10	Limited Partnership Interest	6/5/2025	43,063,263	73,443,303
Founders Circle Capital Co-Invest Series 10, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	15,901,060	25,057,220
Founders Circle Capital Co-Invest Series 11, L.P.	*1,7,10	Limited Partnership Interest	9/25/2025	40,000,000	53,255,533
Gasherbrum Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	3/15/2025	17,688,447	18,732,745
Lightspeed Ascent Fund, L.P.	*1,4,5,7	Limited Partnership Interest	3/17/2025	38,220,000	38,958,153
PSG Sequel-A L.P.	*1,4,5,7	Limited Partnership Interest	3/18/2025	69,682,925	83,744,429
Sapphire Opportunity Fund IV-B, L.P.	*2,5,7	Limited Partnership Interest	5/19/2025	14,010,000	14,695,678
SDP Special Situations LLC – Series X	*1,5,7	Limited Partnership Interest	3/19/2025	29,257,951	40,626,630
TSCP CV II, L.P.	*1,4,5,7	Limited Partnership Interest	9/9/2024	42,472,620	50,262,912
ZMC II Extended Value Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/19/2021	5,179,341	7,093,110
Total Information Technology				315,475,607	405,869,713
Infrastructure — 0.5%
GI Zeus Holdings L.P.	*1,5,7	Limited Partnership Interest	8/12/2025	16,196,106	21,891,695
Manufacturing — 1.0%
VSC EV3 (Parallel), L.P.	*1,4,5,7	Limited Partnership Interest	12/19/2023	23,017,236	46,825,413
Software and Services — 0.6%
AKKR Isosceles CV, L.P.	*1,4,5,7	Limited Partnership Interest	6/17/2025	25,377,303	26,677,349

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Technology — 0.4%
Insight Venture Partners Coinvestment Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	$14,901	$33,374
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	713,665	1,579,284
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	182,379	106,906
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	2,731,091	1,341,640
Insight Venture Partners VIII (Co-Investors), L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	351,116	675,766
Insight Venture Partners IX L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	155,715	170,100
Insight Venture Partners (Cayman) VIII, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	4,500,064	8,654,719
Insight Venture Partners (Cayman) IX, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	7,321,317	7,728,610
Total Technology				15,970,248	20,290,399
Total North America				1,394,125,720	1,778,098,400
South America — 0.0%
Diversified Financials — 0.0%
Advent Latin American Private Equity Fund IV-E L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	60,627	154,558
Advent Latin American Private Equity Fund V L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	9,958	307,114
Southern Cross Latin America Extension Fund IV L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	256	219,611
Victoria South American Partners II L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	169,222	50,247
Total Diversified Financials				240,063	731,530
Total South America				240,063	731,530
Western Europe — 6.7%
Corporate Finance/Buyout — 0.0%
Waterland Strategic Opportunities Fund I, C.V.	*1,2,4,6,7	Limited Partnership Interest	4/22/2021	—	—
Consumer Discretionary — 1.8%
L Catterton Europe IV Aggregator SLP	*1,5,6,7	Limited Partnership Interest	11/25/2024	38,381,870	69,982,287
L Catterton Europe V, SLP	*1,4,5,6,7	Limited Partnership Interest	12/20/2024	9,924,423	12,454,539
Total Consumer Discretionary				48,306,293	82,436,826
Diversified Financials — 3.1%
Ardian Buyout Fund A VII (115,960 shares)	*1,4,6,7,11	Common Stock	9/30/2024	9,121,010	12,740,063
Ardian Expansion Fund V, SLP (26,760 shares)	*1,6,7,11	Common Stock	9/30/2024	2,286,308	3,198,065
See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Western Europe (Continued)
Diversified Financials (Continued)
BC European Capital X, L.P.	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	$2,983,806	$3,141,889
BC European Capital XI, L.P. BC partners XI-EUR Fund	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	8,568,625	10,692,297
Bridgepoint Europe VI, BE ‘S’ L.P.	*1,6,7,11	Limited Partnership Interest	9/30/2024	3,619,833	3,743,950
Cevine Capital Management VI No. 1 Fund	*1,4,6,7,11	Limited Partnership Interest	6/30/2025	4,791,490	4,017,203
Charterhouse Capital Partners XI, L.P.	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	2,988,339	3,905,035
CVC Capital Partners VI (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	1,736,805	1,914,548
CVC Capital Partners VII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	3,597,943	4,991,076
CVC Capital Partners VIII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	2,162,543	2,777,365
CVC European Equity Partners V (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	14,367	21,679
CVC European Equity Partners V (B) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	36,080	54,198
EQT IX Storable Side Car (EUR), SCSP	*1,4,6,7,11	Limited Partnership Interest	6/26/2025	10,421,435	11,852,108
Eurazeo PME IV (7,136,000 shares)	*1,4,6,7,11	Common Stock	9/30/2024	4,425,892	6,608,883
FPCI Latour Capital III (7,136,000 shares)	*1,6,7,11	Common Stock	9/30/2024	9,114,126	13,896,800
IK IX Fund No.2 SCSp	*1,6,7,11	Limited Partnership Interest	9/30/2024	7,505,440	9,984,482
Investindustrial VII, L.P.	*1,6,7,11	Limited Partnership Interest	9/30/2024	7,145,449	9,931,529
Permira VII, L.P.	*1,4,6,7,11	Limited Partnership Interest	6/27/2025	7,565,042	8,654,336
Qualium Fund III SLP (71,360 shares)	*1,4,6,7,11	Common Stock	9/30/2024	4,223,982	6,101,984
Sagard 3, FCPI	*1,2,4,6,7	Limited Partnership Interest	7/23/2021	477,405	171,026
Sagard 4, FCPI	*1,2,4,6,7	Limited Partnership Interest	9/3/2021	117,321	254,006
Trilantic Europe VI SCSP	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	6,043,801	4,639,809
VIP III Feeder, L.P.	*1,4,5,6,7	Limited Partnership Interest	6/28/2024	7,858,317	10,970,728
VIP V Feeder S.C.Sp.	*1,4,5,6,7	Limited Partnership Interest	7/31/2024	1,557,894	1,553,179
Waterland Private Equity Fund VI, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	1,588,660	3,346,922
Waterland Private Equity Fund VII, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	4,972,440	4,945,046
Total Diversified Financials				114,924,353	144,108,206
Health Care — 0.9%
AHP Cooper Sidecar, L.P.	*1,5,7	Limited Partnership Interest	6/24/2024	25,518,666	40,563,633
Industrials — 0.0%
Norvestor SPV III SCSp	*1,4,5,7	Limited Partnership Interest	N/A	—	—

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 106.4%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Western Europe (Continued)
Information Technology — 0.8%
Iron Institutionals AgilaCapital (22,548,240 A shares)	*1,4,5,6,7	Limited Partnership Interest	2/12/2025	$33,698,244	$40,081,820
Logistics — 0.0%
Verdane (HL) A-IB Co-Invest AB	*1,2,4,6,7	Limited Partnership Interest	3/20/2022	5,957,725	2,236,673
Technology Solutions — 0.1%
ECI 11 L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	2,946,482	4,309,410
Telecommunications — 0.0%
ECI 10 A L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	16,251	392,934
Total Western Europe				231,368,014	314,129,502
Total Secondary Funds				1,671,958,713	2,157,883,262
	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments — 15.4%
JPMorgan U.S. Government Money Market Fund – Agency Shares	3.94%[13]	N/A	6,496,640	$6,496,640	$6,496,640
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[13]	119,773,883	N/A	119,773,883	119,773,883
UMB Bank, Money Market Special II Deposit Investment	3.94%[13]	600,404,626	N/A	600,404,626	600,404,626
Total Short Term Investments				726,675,149	726,675,149
Total Investments (Cost $4,189,227,256)					5,026,278,576
Liabilities in excess of other assets — (6.4%)					(303,086,716)
Total Net Assets — 100%					$4,723,191,860

____________

SOFR – Secured Overnight Financing Rate (Rate was 4.24% at September 30, 2025)

3M CME Term SOFR — Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 4.31964% at September 30, 2025)

SONIA (Sterling Overnight Index Average) — interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 3.97% at September 30, 2025)

†   Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^   Investments do not issue shares except where listed.

#   The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*   Investment is non-income producing.

1   Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $4,299,603,427, or 91% of net assets.

2   All or a portion of this security is held through HL PAF Holdings, LLC. (See Note 1).

3   These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, (iv) SOFR or (v) SONIA.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)

4   Investment has been committed to but has not been fully funded by the Fund. (See Note 12).

5   All or a portion of this security is held through HL PAF Splitter LLC. (See Note 1).

6   Foreign security denominated in U.S. Dollars.

7   Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

8   All or a portion of this security is held through HL PAF DE Blocker LLC. (See Note 1).

9   All or a portion of this security is held through HL PAF JZ Blocker. (See Note 1).

10  All or a portion of this security is held through HL PAF Diamondback Blocker. (See Note 1).

11  All or a portion of this security is held through HL PAF Da Vinci SPV LLC. (See Note 1).

12  Affiliated Security

13  The rate is the annualized seven-day yield at year end.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total net assets)
Direct Investments
Direct Credit	1.9
Direct Equity	42.1
Total Direct Investments	44.0
Secondary Investments
Secondary Direct Equity	1.3
Secondary Funds	45.7
Total Secondary Investments	47.0
Short Term Investments	15.4
Total Investments	106.4
Liabilities in excess of other assets	(6.4)
Total Net Assets	100.0

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $4,189,227,256)	$5,026,278,576
Cash	527,760
Distributions receivable from investments	908,564
Receivable for partners contributions	150,000
Interest receivable	743,840
Dividends receivable	30,345
Prepaid expenses and other assets	2,203,076
Total Assets	5,030,842,161

Liabilities
Proceeds from issuance of shares received in advance	158,980,326
Line of credit payable	77,259,799
Tenders payable	33,778,476
Investment management fees payable	16,175,473
Incentive fees payable	8,448,502
Deferred tax liability payable	6,678,452
Distribution and service fees payable	3,363,100
Accounting and administration fees payable	273,508
Custody fees payable	37,924
Transfer agent fees payable	22,854
Other accrued expenses	2,631,887
Total Liabilities	307,650,301

Commitments and contingencies (see Note 12)

Net Assets	$4,723,191,860

Composition of Net Assets:
Paid-in capital	$3,848,848,240
Total distributable earnings	874,343,620
Net Assets	$4,723,191,860

Net Assets Attributable to:
Class I Shares	$2,832,574,995
Class R Shares	1,800,213,119
Class D Shares	90,403,746
$4,723,191,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	150,025,625
Class R Shares	98,743,120
Class D Shares	4,844,682
253,613,427

Net Asset Value per Share:
Class I Shares	$18.88
Class R Shares	$18.23
Class D Shares	$18.66

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income	$21,269,635
Interest income	16,418,850
Total Income	37,688,485

Expenses
Incentive fees	33,686,550
Investment management fees	30,409,254
Distribution and service fees (Class R)	5,688,343
Commitment fees	4,371,044
Interest expense	1,675,730
Accounting and administration fees	1,565,137
Professional fees	956,437
Transfer agent fees	422,137
Line of credit fees	362,738
Custodian fees	130,882
Distribution and service fees (Class D)	108,229
Chief compliance officer fees	87,646
Trustees’ fees and expenses	55,000
Syndication costs	937
Other operating expenses	940,403
Total Expenses	80,460,467
Net Investment Loss	(42,771,982)

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	68,889,958
Net change in unrealized appreciation on investments	281,613,028
Net change in deferred tax	(1,538,903)
Net change in unrealized depreciation on foreign currency for line of credit	(3,068,292)
Net Realized and Change in Unrealized Gain	345,895,791

Net Increase in Net Assets Resulting from Operations	$303,123,809

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Change in Net Assets Resulting from Operations
Net investment loss	$(42,771,982)	$(50,485,199)
Net realized gain on investments	68,889,958	80,750,270
Net change in unrealized appreciation (depreciation) on investments, net of deferred tax	280,074,125	307,523,138
Net change in unrealized depreciation on foreign currency for line of credit	(3,068,292)	(766,663)
Net Change in Net Assets Resulting from Operations	303,123,809	337,021,546

Distributions to investors
Class I	—	(25,498,856)
Class R	—	(15,895,552)
Class D	—	(1,064,129)
Net Change in Net Assets from Distributions to Investors	—	(42,458,537)

Change in Net Assets Resulting from Capital Share Transactions Class I
Proceeds from issuance of shares	527,036,820	913,089,929
Transfers in	7,013,599	15,736,891
Reinvested distributions	—	18,912,871
Shares tendered[1]	(54,864,560)	(111,313,752)
Transfers out	(240,426)	(60,018)
Total Class I Transactions	478,945,433	836,365,921

Class R
Proceeds from issuance of shares	342,469,946	718,051,934
Transfers in	240,426	—
Reinvested distributions	—	14,666,142
Shares tendered	(23,659,992)	(20,241,872)
Transfers out	(3,607,025)	(11,439,941)
Total Class R Transactions	315,443,355	701,036,263

Class D
Proceeds from issuance of shares	8,271,500	20,701,185
Transfers in	—	112,244
Reinvested distributions	—	648,038
Shares tendered	(565,505)	(3,426,986)
Transfers out	(3,406,574)	(4,349,176)
Total Class D Transactions	4,299,421	13,685,305

Net Change in Net Assets Resulting from Capital Share Transactions	798,688,209	1,551,087,489

Total Net Increase in Net Assets	1,101,812,018	1,845,650,498

Net Assets
Beginning of year	3,621,379,842	1,775,729,344
End of period	$4,723,191,860	$3,621,379,842

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Statements of Changes in Net Assets (Continued)
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Shareholder Activity
Class I Shares
Shares sold	28,989,617	55,398,613
Shares transferred in	381,473	959,553
Reinvested distributions	—	1,124,220
Shares tendered[1]	(2,934,125)	(6,605,251)
Shares transferred out	(13,271)	(3,795)
Net Change in Class I Shares Outstanding	26,423,694	50,873,340

Class R Shares
Shares sold	19,487,840	45,038,762
Shares transferred in	13,725	—
Reinvested distributions	—	897,934
Shares tendered	(1,309,441)	(1,219,592)
Shares transferred out	(200,854)	(722,993)
Net Change in Class R Shares Outstanding	17,991,270	43,994,111

Class D Shares
Shares sold	461,934	1,269,514
Shares transferred in	—	7,075
Reinvested distributions	—	38,900
Shares tendered	(30,767)	(202,209)
Shares transferred out	(189,418)	(261,325)
Net Change in Class D Shares Outstanding	241,749	851,955

1        Net of early withdrawal fees of $14,705 and $48,423, respectively

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$303,123,809
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(822,291,550)
Sales of investments	73,875
Purchases of short-term investments, net	(192,882,242)
Proceeds from investment distributions of realized gains and return of capital	271,094,831
Net realized gain on investments	(68,889,958)
Net change in unrealized appreciation/depreciation on investments	(281,613,028)
Net change on deferred tax (net of tax payments)	783,988
(Increase)/Decrease in Assets:
Distributions receivable from investments	412,979
Interest receivable	59,526
Dividends receivable	(1,603)
Prepaid expenses and other assets	(251,166)
Increase/(Decrease) in Liabilities:
Payable for investments purchased	(1,750)
Incentive fees payable	(56,755,939)
Investment management fee payable	3,310,281
Line of credit interest payable	(479,385)
Distribution and servicing fees payable	909,680
Accounting and administration fees payable	(379,504)
Transfer agent fees payable	(33,599)
Custody fees payable	(26,197)
Other accrued expenses	1,773,040
Net Cash Used in Operating Activities	(842,063,912)

Cash Flows from Financing Activities
Proceeds from capital contributions, net of change in capital contributions received in advance	882,934,260
Payments for shares tendered, net of decrease in payable for tenders	(81,412,890)
Proceeds from line of credit	41,068,292
Net Cash Provided by Financing Activities	842,589,662

Net change in Cash	525,750
Cash – Beginning of year	2,010
Cash – End of year	$527,760

Supplemental disclosure of non-cash activities
Cash paid during the year for interest expense and commitment fees	$4,349,335
Paid in-kind income from investments	$206,614

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.55	$15.81	$14.14	$12.35	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.16)	(0.26)	(0.25)	(0.44)	(0.50)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.49	2.24	2.04	2.42	2.65	0.47
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]	—
Total from investment operations	1.33	1.98	1.79	1.98	2.15	0.38

Distributions to investors
From net realized gains	—	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	—	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$18.88	$17.55	$15.81	$14.14	$12.35	$10.38

Net Assets, end of period (in thousands)	$2,832,575	$2,168,884	$1,149,828	$534,134	$329,989	$160,711

Ratios to average net assets:
Net investment income (loss)[5,6]	(1.73)%	(0.73)%	0.31%	(0.76)%	(1.21)%	(0.41)%

Gross expenses[7]	4.45%	2.93%	4.26%	4.62%	5.44%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	4.45%	2.93%	4.26%	4.64%	5.59%	2.45%

Total Return[8]	7.58%[9,10]	12.59%[9]	12.68%[9]	16.10%[9]	20.77%[9]	3.78%[9,10]

Portfolio turnover rate	0.00%[10]	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$77,260	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$62,134	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class I Shares (Continued)
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.80% for the six months ended September 30, 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (2.53)% for the six months ended September 30, 2025, (1.57)% for the year ended March 31, 2025, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.80% for the six months ended September 30, 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.00	$15.43	$13.90	$12.23	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.22)	(0.37)	(0.35)	(0.53)	(0.58)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.45	2.18	2.00	2.39	2.61	0.47
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]	—
Total from investment operations	1.23	1.81	1.65	1.86	2.03	0.38

Distributions to investors
From net realized gains	—	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	—	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$18.23	$17.00	$15.43	$13.90	$12.23	$10.38

Net Assets, end of period (in thousands)	$1,800,213	$1,372,580	$567,072	$4,665	$929	$104

Ratios to average net assets:
Net investment loss[5,6]	(2.43)%	(1.43)%	(0.39)%	(1.47)%	(1.91)%	(0.41)%

Gross expenses[7]	5.12%	3.63%	4.96%	5.33%	6.14%	3.37%
Expense Recoupment/(Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	5.12%	3.63%	4.96%	5.35%	6.29%	2.45%

Total Return[8]	7.24%[9,10]	11.79%[9]	11.89%[9]	15.28%[9]	19.61%[9]	3.78%[9,10]

Portfolio turnover rate	0.00%[10]	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$77,260	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$62,134	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class R Shares (Continued)
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.77% for the six months ended September 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (3.20)% for the six months ended September 30, 2025, (2.36)% for the year ended March 31, 2025, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.77% for the six months ended September 30, 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.36	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.18)	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	1.48	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	—
Total from investment operations	1.30	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	—	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	—	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$18.66	$17.36	$15.68	$14.07	$12.32

Net Assets, end of period (in thousands)	$90,404	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[5,6]	(1.98)%	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	4.70%	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	4.70%	3.18%	4.51%	4.89%	4.69%

Total Return[7]	7.49%[8,9]	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.00%[8,9]	0.02%	0.00%[8]	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$77,260	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$62,134	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class D Shares (Continued)
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.80% for the six months ended September 30, 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (2.78)% for the six months ended September 30, 2025, (1.91)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.80% for the six months ended September 30, 2025, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Prior to the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles. The Fund’s investments will include secondary purchases of interests in existing private markets funds that are acquired in privately negotiated transactions, typically after the end of the private markets fund’s fundraising period (“Secondary Investments”) and investments may include primary investments which are interests or investments in newly established private markets funds (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control any Subsidiaries. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Each investment adviser to any such foreign Subsidiary will comply with Section 15 of the Investment Company Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Fund’s Board of Trustees (“Board”) in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Fund’s Board; and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2025, there are six active Subsidiaries of the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets
PAF JZ Blocker	September 17, 2020	Cayman Islands	0.0%
PAF Diamondback Blocker	September 8, 2022	Cayman Islands	4.4%
HL PAF Holdings, LLC	March 10, 2021	United States	7.3%
HL PAF Splitter, LLC	May 5, 2023	United States	66.4%
HL PAF DE Blocker, LLC	May 5, 2023	United States	1.4%
HL PAF Da Vinci SPV LLC	August 5, 2024	United States	3.3%

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(d) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them. See Note 14.

(e) Concentration of Market, Credit, and Industry Risks

The Fund’s portfolio investments are generally illiquid, non-publicly traded securities and are realized as distributions from portfolio investments made and when portfolio investments are disposed of. These portfolio investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these portfolio investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain portfolio investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s portfolio investments.

(f) Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

Certain Investment Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

The Fund’s direct investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Additionally, if a direct investment’s reporting is not permitted to be used as a NAV as a practical expedient or is unavailable, the Adviser is required to value these direct investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for Direct Investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

(g) Investment Transactions and Related Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. Distributions occur at irregular intervals, and the exact timing of distributions from the portfolio investments has not been communicated to the Fund. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(h) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(i) Currency Risk

Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

(j) Income Taxes

The Fund has elected to be treated and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and as such does not pay federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund. However, the Fund does invest in one domestic and two foreign blockers which requires an estimated provision for income taxes (see Note 6).

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes (“FASB ASC 740”). FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2025.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of September 30, 2025, and during the prior three open tax years, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations.

(k) Deferred Tax Asset and Liability

In preparing its consolidated financial statements, both Onshore and Offshore subsidiaries are required to recognize its estimate of income taxes for purposes of determining deferred tax assets or liabilities. Onshore subsidiaries are subject to US federal and state income tax while Offshore subsidiaries are subject to US federal withholding tax, state tax, and branch profit’s tax on effectively connected income (“ECI”) with a US trade or business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore or Offshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The amount is listed as Deferred Tax liability payable on the Consolidated Statement of Assets and Liabilities.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(l) Net Asset Value Determination

The Fund calculates its NAV as of the close of business on the last business day of each month, each date that a Share is repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Note 3 – Investment Transactions

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $822,240,494 and $73,875, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted unadjusted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted available prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Investment Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II*	Level III	Total
Investments
Direct Credit	$—	$—	$90,048,472	$90,048,472
Direct Equity	—	—	308,648,053	308,648,053
Secondary Direct Equity	—	—	27,560,584	27,560,584
Short Term Investments	726,675,149	—	—	726,675,149
Total Investments	$726,675,149	$—	$426,257,109	$1,152,932,258

*  The Fund did not hold any Level II securities as of September 30, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $3,873,346,318 are excluded from the fair value hierarchy as of September 30, 2025.

All of the Fund’s Investment Funds are generally considered to be illiquid investments. Certain investments may achieve liquidity only as and when the Investment Funds sell their portfolio company investments and distribute the proceeds received from the disposition of those investments to the Fund. It is also possible for the Fund to dispose of its interests in Investment Funds in the secondary market.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

	Direct Credit	Direct Equity	Secondary Direct Equity
Balance as of March 31, 2025	$96,367,718	$280,240,958	$22,100,653
Transfers into Level III	—	—	—
Transfers out of Level III	—	(71,538,012)	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	919,554	20,555,607	1,471,935
Purchases	16,028,855	82,527,323	3,987,996
Distributions received	(23,267,655)	(3,137,823)	—
Balance as of September 30, 2025	$90,048,472	$308,648,053	$27,560,584

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level III assets held at the end of the reporting period	$919,554	$20,555,607	$1,471,935

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

Underlying investments held by the Fund, categorized as Level III as of September 30, 2025, were transferred out of Level III and valued using the practical expedient as of September 30, 2025 as the Valuation Designee determined with the availability of reporting from underlying investments that the net asset value has been calculated in a manner consistent with ASC 946. The Fund’s current valuation policy is to utilize practical expedient, where possible. Investments currently valued utilizing practical expedient are not prescribed a level within the fair value hierarchy.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of September 30, 2025:

Asset Class	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Direct Credit	$90,048,472	Income Approach	Market Yield	7.25% – 18.25%	11.05%	Decrease
		Recent Transaction	N/A	N/A	N/A	N/A
		Market Approach	NFY EBITDA Multiple	8.00x	N/A	Increase
Direct Equity	308,648,053	Market Approach	EBITDA Multiple	5.25x – 21.00x	12.06x	Increase
			NFY EBITDA Multiple	5.00x – 10.00x	5.58x	Increase
			Revenue Multiple	4.25x – 7.25x	5.10x	Increase
		Income Approach	Market Yield	18.38%	N/A	Decrease
			Discount Rate	20.10%	N/A	Decrease
Secondary Direct Equity	27,560,584	Recent Transaction	N/A	N/A	N/A	N/A

(1)   The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)   Weighted average by the relative fair value of the investments in that asset class.

(3)   This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The Fund’s investments in Direct and Secondary Investments that are fair valued using net asset value as a practical expedient, along with their corresponding unfunded commitments and other attributes, as of September 30, 2025, are briefly summarized in the table below*.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Investments in which a mature company is acquired from current shareholders	$3,035,410,459	$423,849,066	1 to 10 years	None	N/A	N/A
Credit	Investments in the debt of a company	44,114,965	8,792,321	1 to 10 years	None	N/A	N/A
Growth	Investments in high growth potential companies	474,175,691	32,337,225	1 to 10 years	None	N/A	N/A
Venture	Investments in investments in early stage	319,645,203	74,127,240	1 to 10 years	None	N/A	N/A

*   The information summarized in the table above represents the general terms for the specified financing stage. Individual investment funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Secondary Investments held by the Fund as of September 30, 2025.

•        Buyout. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent the largest portion of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment. Overall, debt financing typically makes up 50-70% of the price paid for a company.

•        Credit. Investments into credit and credit-oriented securities, including loans, bonds and other forms of debt. These investment activities typically focus on lending to established corporate borrowers, which may be utilizing leverage as part of a buyout financing. Generally, the Fund’s credit investment activities involve the issuance of new debt to an established, cash-flow positive company (borrower). Credit investments may also include asset-based-lending transactions or structured debt opportunities. The Fund will typically invest in, but is not limited to, senior and junior debt securities including first lien, unitranche, second lien, mezzanine and other forms of debt. These debt positions may be secured or unsecured and typically have a contractual current yield and maturity date.

• Growth. Equity investments in early stage or other high growth potential companies

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

• Venture. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in healthcare, internet-enabled or other technology-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from Hamilton Lane. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Vic SPV, LLC(1)(2)(3)	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—

(1)   Not an affiliate at the beginning of the period.

(2)   Non Income Producing.

(3)   The security has unfunded commitments of $68,466,222 as of period end.

Note 6 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,321,035,350
Gross unrealized appreciation	671,107,306
Gross unrealized depreciation	(60,372,152)
Net unrealized appreciation on investments	$610,735,154

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 6 – Federal Income Taxes (continued)

The Fund invests in one domestic and two foreign blockers. The domestic blocker is a limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The foreign blockers are treated as Controlled Foreign Corporations and are subject to U.S. federal income tax on income effectively connected to a U.S. trade or business. The estimated provision for income taxes attributable to the blockers for the six months ended September 30, 2025 consists of the following:

	PAF DE Blocker	PAF Diamondback	PAF JZHL
Deferred:
Federal	$3,512,128	$1,943,935	$(46,194)
State	1,268,583	—	—
Total	$4,780,711	$1,943,935	$(46,194)

Estimated provision for income taxes	$4,780,711	$1,943,935	$(46,194)

As of September 30, 2025, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on private assets on a book and tax basis. Total income taxes for PAF DE Blocker have been computed by applying the U.S. federal statutory income tax rate of 21% plus a blended net state income tax rate of 8%. Income taxes for PAF Diamondback and PAF JZHL have been computed by applying the U.S. federal statutory rate of 21% and an estimated branch profits tax of 24%. The Fund applied these rates to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

Note 7 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the Advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser an Investment Management Fee equal to 1.40% on an annualized basis of the Fund’s Managed Assets, calculated monthly based on Managed Assets at the end of the month and paid quarterly, provided that the Fund’s Shares are generally only offered on the first business day of each month. Furthermore, to the extent the Fund’s Shares are offered more frequently, the investment management fee will be calculated as of the average daily Managed Assets for each day the Fund offers Shares. Prior to March 14, 2025 the Investment Management Fee was paid quarterly and equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because the Investment Management Fee is based on the Fund’s Managed Assets, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Assets for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

In addition, at the end of each calendar quarter, the Adviser will be entitled to receive an Incentive Fee, equal to 10.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). Prior to March 14, 2025, the Incentive fee of 12.50% was calculated on a deal-by-deal basis accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment (each, an “Applicable Investment”) with Preferred Return Rates.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 7 – Investment Management Fees and Allocations (continued)

For the purposes of the Incentive Fee and the Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund on the last day of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the month end prior to the commencement of the relevant quarterly period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). The Incentive Fee calculation is effective as of the date of the first investment in the Predecessor Fund on September 2, 2020. The Fund commenced operations on January 4, 2021, following the reorganization of the Predecessor Fund with and into the Fund, which was effective as of the close of business on December 31, 2020. The Adviser reduced the current fee by the impact of the change of the Incentive Fee calculated under the Prior Investment Management Agreement and under the Investment Management Agreement for the period from September 2, 2020 until the most recent quarter end prior to the Fund’s shareholders’ approval of the Investment Management Agreement on March 14, 2025.

The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such quarter and (B) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the net asset value of the Fund as of the end of such quarter, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”) so that the Total Annual Expenses of the Fund (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) will not exceed 1.45% of the average daily net assets of Class R Shares, 0.75% of the average daily net assets of Class I and 1.00% of the average daily net assets of Class D Shares on an annualized basis (the “Expense Limitation”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement has a term ending July 31, 2026, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser. As of September 30, 2025, there are no amounts recoupable by the Adviser.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

Note 8 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 8 – Certain Risk Factors and Conflicts of Interest (continued)

valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates — including each of their respective directors, officers, partners and employees — may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund managers or revisions to the net asset value of an Investment Fund or Direct Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Note 9 – Shareholder Servicing Plan

The Fund has adopted a Distribution and Service Plan with respect to Class R and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class R and Class D Shares. Under the Distribution and Service Plan, the Fund will be permitted to pay as compensation up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class (the “Distribution and Servicing Fee”) to the Fund’s distributor, Distribution Services, LLC, and/or other qualified recipients. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. Class I Shares are not subject to the Distribution and Servicing Fee. For the six months ended September 30, 2025, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

Note 10 – Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 10 – Additional Risk Factors (continued)

the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

Note 11 – Other agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

Note 12 – Commitments

As of September 30, 2025, the Fund has $561,139,549 in unfunded commitments to private equity investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

Note 13 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 13 – Capital Share Transactions (continued)

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

Note 14 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not invest in any derivatives during the six months ended September 30, 2025.

Note 15 – SOFR Risk

SOFR Risk.    The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

Note 16 – Line of Credit

As of June 30, 2023, the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $600,000 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $75,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2027. The Facility was amended on September 3, 2024 (with the following revised terms: a) Upfront Fees of $2,087,500 in effect on the Effective Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $250,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2027. For the six months ended September 30, 2025, the Fund’s unused line of credit fees incurred are reported on the Consolidated Statement of Operations. During the six months ended September 30, 2025, the Fund did not utilize the Facility.

As of December 9, 2024, the HL PAF DaVinci SPV LLC, a wholly-owned subsidiary of the Fund, secured a committed, secured line of credit €33,450,000 (equivalent to $35,430,240) and a revolving credit line €7,805,000 (equivalent to $8,267,056) (the “Second Facility” and together with the “Facility”, the “Facilities”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Second Facility and has the following terms: (a) Upfront Fees of €205,275 (equivalent to $218,486) in effect on the Closing Date, (b) a Commitment Fee in an amount equal to forty (40) basis points (0.40%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of €33,243,725 (equivalent to $35,211,754) (d) interest rate of applicable Adjusted term EURIBOR screen rate, and (e) termination date of December 9, 2026. For the six months ended September 30, 2025, the Fund’s unused line of credit fees for the Facilities incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded for the Second Facility as interest expense for the 183 days the Fund had outstanding borrowings were 4.72%, €33,450,000, €33,450,000, and €802,400, respectively. As of September 30, 2025, the Second Facility had an outstanding balance of €33,450,000.

As of June 6, 2025, the HL PAF DaVinci SPV LLC, a wholly-owned subsidiary of the Fund, secured a committed, secured line of credit $38,000,000 and a revolving credit line $5,000,000 (the “Third Facility” and together with the “Second Facility” and the “Facility”, the “Facilities”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Third Facility and has the following terms: (a) Upfront Fees of $322,500 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to forty (40) basis points (0.40%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $37,677,500 (d) interest rate of applicable Adjusted term SOFR screen rate, and (e) termination date of December 9, 2026. For the six months ended September 30, 2025, the Fund’s unused line of credit fees for the Facilities incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded for the Third Facility as interest expense for the 99 days the Fund had outstanding borrowings were 6.66%, $37,616,162, $38,000,000, and $689,264, respectively. As of September 30, 2025, the Third Facility had an outstanding balance of $38,000,000.

Note 17 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 18 – Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 18 – Segment Reporting (continued)

information available. The Fund’s management committee (consisting of the Fund’s President and Principal Executive Officer as well as the Fund’s Trustee and Assistant Secretary) acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Note 19 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Note 20 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s consolidated financial statements.

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $237,850,539 as of September 30, 2025, with a December 31, 2025 valuation date). Shareholders that desire to tender Shares for repurchase are required to do so by December 4, 2025.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Private Assets Fund
Fund Information September 30, 2025 (Unaudited)

Tax Information

Pursuant to IRC 852 (b)(3) of the Code, the Fund hereby designates $42,458,537 as long-term capital gains distributed during the tax year ended September 30, 2025.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the Fund’s website at https://www.hamiltonlane.com/en-us/strategies/evergreen/us-private-wealth/private-assets-fund or the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Investment Adviser
Hamilton Lane Advisors, L.L.C.
110 Washington St, Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Distribution Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland OH, 44115

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of the applicable Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hamilton Lane Private Assets Fund

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Kaylin Liu
Kaylin Liu, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.